General (Details) destination in Thousands		1 Months Ended	4 Months Ended
	Jul. 31, 2018 USD ($)	Mar. 31, 2020 USD ($)	May 11, 2020 USD ($)	Dec. 31, 2019 USD ($) ship brand continent destination	Dec. 31, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Number of cruise brands | brand				4
Number of ships in operation | ship				61
Number of destinations | destination				1
Liquidity				$ 1,500,000,000
Cash and cash equivalents				243,738,000	$ 287,852,000
Current borrowing capacity				1,300,000,000
Maximum borrowing capacity		$ 3,500,000,000
Increase in liquidity			$ 800,000,000
Maximum reserve requirement				$ 300,000,000
Secured term loan | Secured term loan
Schedule of Equity Method Investments [Line Items]
Debt instrument, term		364 days	364 days
Long term debt, principal amount		$ 2,200,000,000	$ 2,200,000,000
Maximum borrowing capacity			$ 2,350,000,000
Term extension		364 days	364 days
Revolving Credit Facility
Schedule of Equity Method Investments [Line Items]
Increase in borrowing capacity			$ 600,000,000
Minimum
Schedule of Equity Method Investments [Line Items]
Investment in a joint venture, percentage of interest				20.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Investment in a joint venture, percentage of interest				50.00%
TUI Cruises
Schedule of Equity Method Investments [Line Items]
Investment in a joint venture, percentage of interest				50.00%
Pullmantur
Schedule of Equity Method Investments [Line Items]
Investment in a joint venture, percentage of interest				49.00%
Silversea Cruises
Schedule of Equity Method Investments [Line Items]
Number of continents | continent				7
Percentage of business acquired	66.70%
Payments to acquire business	$ 1,020,000,000.00